UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    06/30/10

Check here if Amendment [ ];    Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA 95062


Form 13F File Number:      028-07054


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-477-4412


Signature, Place, and Date of Signing:

/s/ Richard S. Spencer III
------------------------------
Richard S. Spencer
Santa Cruz, CA
06/05/2010


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                   0
Form 13F Information Table Entry Total:                             56
Form 13F Information Table Value Total (x$1000):               $78,993


List of Other Included Managers:				  NONE

                                                Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE
                                                        AS OF 06/30/10



                        TITLE                  VALUE    SHARES/     SH/  PUT/  INVSTMT  OTHER         VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP     (X$1000)   PRN AMT     PRN  CALL  DSCRETN MANAGERS    SOLE    SHARED   NONE
-------------------  ----------    ------    ---------  --------    ---  ----  ------- --------  --------  ------   ----

acacia resh corp	COM	   003881307	  408	  28650	    SH		Sole		    28650
advanced energy
 industries		COM	   007973100	 2881	 234392	    SH		Sole		   234392
agnico-eagle mines ltd	COM	   008474108	 3082	  50705	    SH		Sole		    50705
anadigics inc		COM	   032515108	 1423	 326330	    SH		Sole		   326330
barrick gold corp	COM	   067901108	 3532	  77785	    SH		Sole		    77785
brooks automation inc	COM	   114340102	  893	 115550	    SH		Sole		   115550
calfrac well
 services ltd		COM	   CA1295841	 2312	 125880	    SH		Sole		   125880
ce franklin ltd		COM	   125151100	 2053	 319284     SH		Sole		   319284
cohu inc		COM	   192576106	  264	  21790	    SH		Sole		    21790
dg fastchannel inc	COM	   23326R109	 3160	  96980	    SH		Sole		    96980
electro scientific
 inds inc		COM	   285229100	 2975	 222682	    SH		Sole		   222682
energy fuels inc	COM	   292671104	   67	 492610	    SH		Sole		   492610
ethan allen
 interiors inc		COM	   297602104	  376	  26870	    SH		Sole		    26870
evergreen energy inc	COM	   30024B104	   73	 690501	    SH		Sole		   690501
evergreen energy
 inc warrants		COM	   30024B104	    0	7710229	    SH		Sole		  7710229
goldcorp inc		COM	   380956409	 2690	  61350	    SH		Sole		    61350
gse systems
 inc warrants		COM	   36227K106	    0	  76527	    SH		Sole		    76527
hercules offshore inc	COM	   427093109	 1640	 674970	    SH		Sole		   674970
immersion corp		COM	   452521107	 2325	 459434	    SH		Sole		   459434
integrated
 silicon solution	COM	   45812P107	 2857	 378852	    SH		Sole		   378852
kinross gold corp	COM	   496902404	 2237	 130895	    SH		Sole		   130895
kopin corp		COM	   500600101	  726	 214210	    SH		Sole		   214210
korn ferry intl		COM	   500643200	  591	  42530	    SH		Sole		    42530
kulicke &
 soffa industries	COM	   501242101	  262	  37360	    SH		Sole		    37360
lattice
 semiconductor corp	COM	   518415104	 3200	 737270	    SH		Sole		   737270
micron technology inc	COM	   595112103	  429	  50530	    SH		Sole		    50530
mindspeed
 technologies inc	COM	   602682205	 1420	 189600	    SH		Sole		   189600
mks instruments inc	COM	   55306N104	 1381	  73790	    SH		Sole		    73790
newmont mining corp	COM	   651639106	 2971	  48125	    SH		Sole		    48125
omnivision technologies	COM	   682128103	 2123	  99030	    SH		Sole		    99030
paladin res nl		COM	   Q7264T104	  109	  37250	    SH		Sole		    37250
rf micro devices inc	COM	   749941100	  975	 249250	    SH		Sole		   249250
rudolph
 technologies inc	COM	   781270103	 1331	 176232	    SH		Sole		   176232
sanmina sci corp	COM	   800907206	 1373	 100900	    SH		Sole		   100900
seahawk drilling inc.	COM	   81201R107	 1618	 166428	    SH		Sole		   166428
silicon graphics inc	COM	   82706L108	  255	  36000	    SH		Sole		    36000
silicon image inc	COM	   82705T102	  819	 233249	    SH		Sole		   233249
standard
 microsystems corp	COM	   853626109	  956	  41048	    SH		Sole		    41048
superior well svcs inc	COM	   86837X105	 2885	 172542	    SH		Sole		   172542
support.com inc		COM	   86858W101	 3546	 852463	    SH		Sole		   852463
treasur island
 rty tr unit		COM	   894626209	 1282	1068582	    SH		Sole		  1068582
trican well
 service ltd - 144a	COM	   895945202	  960	  75000	    SH		Sole		    75000
trican well svc ltd	COM	   895945103	 1467	 114570	    SH		Sole		   114570
trident
 microsystems inc	COM	   895919108	  699	 492220	    SH		Sole		   492220
triquint
 semiconductor inc	COM	   89674K103	 1531	 250590	    SH		Sole		   250590
trueblue inc		COM	   89785X101	 1134	 101371	    SH		Sole		   101371
twin disc inc		COM	   901476101	 1291	 113669	    SH		Sole		   113669
txco res inc		COM	   87311M102	    0	  70240	    SH		Sole		    70240
uex corp		COM	   902666106	  161	 224970	    SH		Sole		   224970
ultra clean hldgs inc	COM	   90385V107	 2127	 249639	    SH		Sole		   249639
ur energy inc		COM	   91688R108	 1079	1383130	    SH		Sole		  1383130
uranium energy
 corp com		COM	   916896103	  731	 309586	    SH		Sole		   309586
uranium energy
 corp warrants		COM	   916896103	    0	 208333	    SH		Sole		   208333
vantage drilling co	COM	   G93205113	  780	 578060	    SH		Sole		   578060
volterra
 semiconductor corp	COM	   928708106	  799	  34635	    SH		Sole		    34635
xyratex ltd		COM	   G98268108	 2734	 193227	    SH		Sole		   193227

REPORT SUMMARY 	      56	DATA RECORDS	78993	   0	OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
